Related Party Transactions	2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2020	Sep. 30, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 3, 2019, 10,000 shares of our common stock were issued to B. Riley Principal Investments, LLC. On February 3, 2020, the Company conducted a 1:575 stock split, resulting in B. Riley Principal Investments, LLC holding 5,750,000 shares of Class B common stock (the “Founder Shares”). All of the Founder Shares were contributed to the Sponsor in January 2020. The financial statements reflect the issuance of these shares retroactively for all periods presented. On May 19, 2020, the Sponsor returned 718,750 shares of Class B common stock to Company for cancellation, resulting in a total of 5,031,250 Founder Shares outstanding. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units being sold in the Proposed Offering, the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto. Up to 656,250 Founder Shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of common stock upon completion of the Proposed Offering excluding the shares underlying the Private Placement Units. If the Company increases or decreases the size of the Proposed Offering, the Company will effect a stock dividend or share contribution back to capital, as applicable, with respect to its Class B Common Stock immediately prior to the consummation of the Proposed Offering in such amount as to maintain the Founder Share ownership of the Company’s stockholders prior to the Proposed Offering at 20.0% of the Company’s issued and outstanding common stock upon the consummation of the Proposed Offering.

The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any consecutive 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Fees

Commencing on the date of the prospectus, the Company will agree to pay an affiliate of our sponsor a total of $10,000 a month for office space, utilities and secretarial and administrative support. Upon completion of our Initial Business Combination or our liquidation, we will cease paying these monthly fees.

Registration Rights

The holders of Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and units that may be issued upon conversion of working capital loans, if any, will have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement to be signed on or before the effective date of the Proposed Offering. These holders will also be entitled to certain piggyback registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The holder of Forward Purchase Units has substantially similar registration rights.

Note Payable — Related Party

The Company borrowed $50,000 on February 4, 2020 in accordance with the note payable to Sponsor which allows the Company to borrow up to $300,000 without interest to be used for a portion of the expenses of this offering. The notes payable is payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummates an initial public offering of its securities. As of February 14, 2020, the note payable due to related party was $50,000.

Forward Purchase Agreement

The Company will agree to enter into a Forward Purchase Agreement with an affiliate of the Sponsor, pursuant to which the affiliate of the Sponsor will agree to purchase, or have its designees purchase, an aggregate of 2,500,000 units, at a price of $10.00 per unit, or $25,000,000 in the aggregate, in a private placement to close concurrently with the initial business combination. The obligations under the Forward Purchase Agreement do not depend on whether any public stockholders redeem their Class A common stock and provide the Company with a minimum funding level for the Initial Business Combination. The Forward Purchase Agreement includes registration rights with respect to the Forward Purchase Units.

NOTE 3 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 3, 2019, 10,000 shares of the Company’s common stock were issued to B. Riley Principal Investments, LLC. On February 3, 2020, the Company conducted a 1:575 stock split and reclassification, resulting in B. Riley Principal Investments, LLC holding 5,750,000 shares of Class B common stock, representing the “Founder Shares”. All of the Founder Shares were contributed to the Sponsor in January 2020. The financial statements reflect the issuance of these shares retroactively for all periods presented. On April 21, 2020, 20,000 Founder Shares were transferred to each of four independent directors of the Company, at their par value. On May 19, 2020, the Sponsor returned 718,750 shares of Class B common stock to Company for cancellation, resulting in a total of 5,031,250 Founder Shares outstanding. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering, the Founder Shares will automatically convert into shares of Class A common stock at the time of the Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail above, have agreed to certain restrictions and will have certain registration rights with respect thereto. Up to 656,250 Founder Shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option to purchase additional Units was exercised. On May 28, 2020, the underwriters confirmed that they will not be exercising their over-allotment option in whole or in part, as such 656,250 Founder Shares have been forfeited. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of Company common stock upon completion of the Public Offering excluding the shares underlying the Private Placement Units (the “Private Placement Shares”).

The Company’s initial stockholders, officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any consecutive 30-trading day period commencing at least 150 days after the Business Combination, or (iii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement, the Company engaged B. Riley Securities, Inc., at that time known as B. Riley FBR, Inc., as advisors in connection with its Business Combination to assist it in arranging meetings with its stockholders to discuss a potential business combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its Business Combination and assist it with the preparation of press releases and public filings in connection with the Business Combination. The Company will pay B. Riley Securities, Inc. for such services upon the consummation of the Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Public Offering (exclusive of any applicable finders’ fees which might become payable). Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.

Administrative Fees

Commencing on May 19, 2020, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. During the three and nine months ended September 30, 2020, the Company was charged a total of $44,194 by the Sponsor. These amounts are included in amounts payable to related party at September 30, 2020. Upon completion of the Company’s Business Combination or liquidation, the Company will cease paying these monthly fees.

Registration Rights

The holders of Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants) and any securities that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. These holders are also entitled to certain piggyback registration rights with respect to registration statements filed subsequent to the completion of the Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Sponsor may not exercise its demand and piggyback registration rights after five and seven years, respectively, after the effective date of the registration statement of which this prospectus forms a part and may not exercise its demand rights on more than one occasion.

Note Payable — Related Party

The Company had a Note Payable to the Sponsor which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses associated with the Public Offering. The Note Payable was payable on the earlier of: (i) December 31, 2019 or (ii) the date on which the Company consummated an initial public offering of its securities. In February 2020, the Company borrowed $50,000 and in April 2020 the Company borrowed an additional $50,000 which increased the Note Payable balance to $100,000 which was paid in full using proceeds from the Public Offering and the Private Placement. At September 30, 2020, there were no amounts outstanding on the Note Payable.

Equity Commitment Letter

As further described in Note 6 below, in connection with the proposed Business Combination with Eos, on September 7, 2020, the Company entered into an equity commitment letter with B. Riley Financial (the “Equity Commitment Letter”), pursuant to which B. Riley Financial committed to purchase up to 4,000,000 shares of Class A common stock, at a price per share of $10.00 per share, or up to $40,000,000 in equity financing at Closing, less the number of shares of Class A common stock issued pursuant to subscription agreements with investors entered into prior to the Closing. The Equity Commitment Letter effectively terminated the forward purchase agreement entered at the time of the Public Offering requiring the Sponsor and its affiliate to purchase immediately prior to the closing of the Business Combination an aggregate of 2,500,000 units, each comprised of one share of Class A common stock and one-half of one warrant.

EOS ENERGY STORAGE, LLC [Member]
RELATED PARTY TRANSACTIONS

10. Related Party Transactions

Convertible Notes Payable

During the nine months ended September 30, 2020 and 2019, Eos issued convertible notes payable to certain members. Refer to Note 11 for further discussion.

Commitment and Related Party Transaction

During the nine months ended September 30, 2020 and 2019, Eos incurred monthly management fees to an entity owned by a board member in relation to the use of a New York City office. Total costs incurred during the respective nine months ended amounted to $0 and $19, respectively, which are included in General and administrative expense in the Statements of Operations. Unpaid management fees of $73 are included in Accounts payable and accrued expenses as of September 30, 2020 and December 31, 2019.

Loan to Affiliate

In prior years, Eos provided temporary advances to affiliated companies based upon certain expenses that were paid by Eos on behalf of the affiliates. The unpaid balance of advances to affiliates as of September 30, 2020 and December 31, 2019 was $23, and is included in Prepaid and other current assets on the Balance Sheet.

Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of September 30, 2020 includes $145 due to Hi-Power for testing services during the nine months ended September 30, 2020.

10. Related Party Transactions

Convertible Notes Payable

During the years ended December 31, 2019 and 2018, Eos issued convertible notes payable to certain members. Refer to Note 11 for further discussion.

Commitment and Related Party Transaction

During the years ended December 31, 2019 and 2018, Eos incurred monthly management fees to an entity owned by a board member in relation to the use of a New York City office. Total costs incurred during the year amounted to $19 and $274, respectively, which are included in General and administrative expense in the Statements of Operations. Unpaid management fees of $73 and $54 are included in Accounts payable and accrued expenses as of December 31, 2019 and 2018, respectively.

Loan to Affiliate

In prior years, Eos provided temporary advances to affiliated companies based upon certain expenses that were paid by Eos on behalf of the affiliates. The unpaid balance of advances to affiliates as of December 31, 2019 and 2018 was $23, and is included in Prepaid and other current assets on the Balance Sheet.